Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001410664
Registrant Name	Enterprise Products Operating LLC
Registration File Number	333-261416-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES